UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment / /; Amendment Number: _____

      This Amendment (Check only one): / / is a restatement.
                                       / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz, Dallas, Texas, August 9, 2007

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                               ------------

Form 13F Information Table Entry Total:                  55
                                               ------------

Form 13F Information Table Value Total:        $    824,633
                                               ------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-11175                   Mark E. Schwarz
         -----       --------------------       ------------------------

                                                     FORM 13F INFORMATION TABLE


   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

AMCOMP INC                   COM        02342J101  11,102  1,138,706  SH             OTHER         1          0     1,138,706   0

AMERICA SVC GROUP INC        COM        02364L109   1,008     59,584  SH             OTHER         1          0        59,584   0

AQUANTIVE INC                COM        03839G105   8,977    140,700  SH             OTHER         1          0       140,700   0

                             NY REG SH
ARCELOR MITTAL               CL A       03937E101   7,595    100,000  SH             OTHER         1          0       100,000   0

ARGONAUT GROUP INC           COM        040157109     275      8,800  SH             OTHER         1          0         8,800   0

BELL INDS INC                COM        078107109   2,063    565,099  SH             OTHER         1          0       565,099   0

BELO CORP                    COM SER A  080555105  21,136  1,026,500  SH             OTHER         1          0     1,026,500   0

BERKSHIRE HATHAWAY INC DEL   CL A       084670108  20,800        190  SH             OTHER         1          0           190   0

BRISTOL WEST HLDGS INC       COM        11037M105  21,372    955,400  SH             OTHER         1          0       955,400   0

CATALINA MARKETING CORP      COM        148867104  39,454  1,252,500  SH             OTHER         1          0     1,252,500   0

CONSECO INC                  COM NEW    208464883     247     11,800  SH             OTHER         1          0        11,800   0


CRESCENT REAL ESTATE EQUITIE COM        225756105   1,649     73,500  SH             OTHER         1          0        73,500   0

CRONOS GROUP SA              SHS        L20708100   1,501     95,000  SH             OTHER         1          0        95,000   0

CYTYC CORP                   COM        232946103   8,092    187,700  SH             OTHER         1          0       187,700   0

DATASCOPE CORP               COM        238113104     295      7,700  SH             OTHER         1          0         7,700   0

DIGENE CORP                  COM        253752109  16,147    268,890  SH             OTHER         1          0       268,890   0

EFUNDS CORP                  COM        28224R101   3,000     85,000  SH             OTHER         1          0        85,000   0

EGL INC                      COM        268484102   2,556     55,000  SH             OTHER         1          0        55,000   0

ENDURANCE SPECIALTY HLDGS LT SHS        G30397106   6,034    150,710  SH             OTHER         1          0       150,710   0

ESCHELON TELECOM INC         COM        296290109   7,739    261,438  SH             OTHER         1          0       261,438   0

FAIRCHILD CORP               CL A       303698104     692    311,917  SH             OTHER         1          0       311,917   0

FLAGSTONE REINSURANCE HLDGS  SHS        G3529T105   1,026     77,000  SH             OTHER         1          0        77,000   0

FLEXTRONICS INTL LTD         ORD        Y2573F102   1,080    100,000  SH             OTHER         1          0       100,000   0

FLORIDA ROCK INDS INC        COM        341140101   9,349    138,500  SH             OTHER         1          0       138,500   0

HALLMARK FINL SVCS INC EC    COM        40624Q104 176,111 14,530,624  SH             OTHER         1          0     14,530,624  0

INTL SECS EXCHANGE HLDGS INC CL A       46031W204   7,006    107,200  SH             OTHER         1          0       107,200   0

IPC HLDGS LTD                ORD        G4933P101  16,891    523,090  SH             OTHER         1          0       523,090   0

IPSCO INC                    COM        462622101  15,411     97,000  SH             OTHER         1          0        97,000   0

                             INT COM
LIBERTY MEDIA HLDG CORP      SER A      53071M104  29,903  1,339,125  SH             OTHER         1          0     1,339,125   0

M&F WORLDWIDE CORP           COM        552541104  41,033    616,300  SH             OTHER         1          0       616,300   0


MERCER INS GROUP INC         COM        587902107   1,475     74,138  SH             OTHER         1          0        74,138   0

MUELLER WTR PRODS INC        COM SER B  624758207   5,834    388,930  SH             OTHER         1          0       388,930   0

NASHUA CORP                  COM        631226107  11,465  1,062,576  SH             OTHER         1          0     1,062,576   0

NUTRI SYS INC NEW            COM        67069D108  24,203    346,500  SH             OTHER         1          0       346,500   0

OHIO CAS CORP                COM        677240103  11,701    270,172  SH             OTHER         1          0       270,172   0

OPENWAVE SYS INC             COM NEW    683718308   1,189    190,000  SH             OTHER         1          0       190,000   0

PIONEER COS INC              COM NEW    723643300   5,741    167,024  SH             OTHER         1          0       167,024   0

PIZZA INN INC NEW            COM        725848105  14,520  4,760,550  SH             OTHER         1          0     4,760,550   0

PLAYBOY ENTERPRISES INC      CL B       728117300   2,238    197,500  SH             OTHER         1          0       197,500   0

PXRE GROUP LTD               COM        G73018106   7,888  1,700,000  SH             OTHER         1          0     1,700,000   0

QIAGEN N V                   PUT        N72482957     123        250  SH             OTHER         1          0           250   0

REPUBLIC FIRST BANCORP INC   COM        760416107  13,174    245,500  SH             OTHER         1          0       245,500   0

                             SPONSORED
RINKER GROUP LTD             ADR        76687M101   7,227     90,800  SH             OTHER         1          0        90,800   0

SENSIENT TECHNOLOGIES CORP   COM        81725T100   8,912    351,000  SH             OTHER         1          0       351,000   0

SERVICEMASTER CO             COM        81760N109 116,143  7,512,500  SH             OTHER         1          0     7,512,500   0

SL INDS INC                  COM        784413106   3,799    217,349  SH             OTHER         1          0       217,349   0

SOLECTRON CORP               COM        834182107   1,196    325,100  SH             OTHER         1          0       325,100   0

TODCO                        COM        88889T107  27,090    574,000  SH             OTHER         1          0       574,000   0

TRIAD HOSPITALS INC          COM        89579K109  10,408    193,600  SH             OTHER         1          0       193,600   0

TRICO MARINE SERVICES INC    COM NEW    896106200     409     10,000  SH             OTHER         1          0        10,000   0

TYCO INTL LTD NEW            COM        902124106  10,522    311,400  SH             OTHER         1          0       311,400   0


UNIFIRST CORP MASS           COM        904708104   2,022     45,900  SH             OTHER         1          0        45,900   0

UNITED RENTALS INC           COM        911363109   1,627     50,000  SH             OTHER         1          0        50,000   0

UNUMPROVIDENT CORP           COM        91529Y106  44,680  1,711,200  SH             OTHER         1          0     1,711,200   0

WALTER INDS INC              COM        93317Q105  11,494    396,900  SH             OTHER         1          0       396,900   0
